Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2020	Mar. 31, 2020
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		¥ 29,467,045	¥ 28,092,871
Loans		89,853,221	87,087,233
Total assets		217,594,620	211,218,760
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		1,475,850	1,423,638
Trading account liabilities		10,590,312	12,416,785
Total		208,454,567	202,043,136
Maximum exposure to loss		491,000	521,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Total assets		2,423,000	2,376,000
Unconsolidated VIEs | Mizuho Financial Group Inc
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		113,000	108,000
Investments		231,000	267,000
Loans		58,000	55,000
Total assets		402,000	430,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		48,000	47,000
Trading account liabilities		2,000	2,000
Total		50,000	49,000
Maximum exposure to loss	[1]	¥ 491,000	¥ 521,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.